Schedule of Investments (unaudited)	iShares® MSCI Frontier and Select EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 0.6%
Aluminium Bahrain BSC	1,335,405	$3,933,646
Ithmaar Holding BSC(a)	2,793,010	97,756
		4,031,402
Bangladesh — 3.5%
Bangladesh Export Import Co. Ltd.	2,820,442	3,040,029
Beacon Pharmaceuticals Ltd./Bangladesh	686,541	1,564,930
Beximco Pharmaceuticals Ltd.	1,561,396	2,129,943
BRAC Bank Ltd.	2,581,004	861,538
British American Tobacco Bangladesh Co. Ltd.	314,507	1,521,399
City Bank Ltd. (The)	3,231,479	644,233
GrameenPhone Ltd.	321,524	859,196
International Finance Investment & Commerce Bank Ltd.	6,894,741	720,148
LafargeHolcim Bangladesh Ltd.	2,655,963	1,757,233
National Bank Ltd.(a)	6,888,003	533,031
Olympic Industries Ltd.	600,255	869,180
Renata Ltd.	85,181	967,291
Robi Axiata Ltd., NVS	5,148,805	1,440,225
Square Pharmaceuticals Ltd.	2,870,284	5,617,586
Summit Power Ltd.	1,314,517	416,723
		22,942,685
Colombia — 3.5%
Bancolombia SA	938,883	5,865,382
Cementos Argos SA	3,694,858	2,640,370
Grupo Argos SA(b)	1,862,198	3,912,708
Interconexion Electrica SA ESP	2,768,973	10,951,444
		23,369,904
Egypt — 4.9%
Abou Kir Fertilizers & Chemical Industries	2,419,215	3,708,738
Commercial International Bank Egypt SAE	12,255,325	20,720,180
Eastern Co. SAE	7,548,289	4,656,584
Egyptian Financial Group-Hermes Holding Co.(a)	5,550,173	3,402,372
		32,487,874
Estonia — 1.1%
Enefit Green AS, NVS	682,633	3,533,065
LHV Group AS, NVS	587,089	2,199,068
Tallink Grupp AS(a)	1,896,498	1,165,301
Tallinna Sadam AS(c)	460,911	690,721
		7,588,155
Jordan — 2.5%
Arab Bank PLC	526,212	3,255,044
Capital Bank of Jordan.	193,827	597,263
Jordan Islamic Bank	146,367	814,238
Jordan Petroleum Refinery Co.	732,966	5,591,091
Jordan Phosphate Mines Co.	103,838	5,269,188
Jordanian Electric Power Co.	335,281	930,182
		16,457,006
Kazakhstan — 7.8%
Halyk Savings Bank of Kazakhstan JSC, GDR	515,114	6,614,064
Kaspi.KZ JSC	371,186	29,764,455
NAC Kazatomprom JSC, GDR	592,664	15,201,831
		51,580,350
Kenya — 1.2%
Equity Group Holdings PLC/Kenya	8,677,066	2,226,395
KCB Group PLC	7,276,516	1,566,537
Safaricom PLC	36,957,905	4,153,417
		7,946,349
Security	Shares	Value

Lithuania — 0.7%
AB Ignitis Grupe	168,006	$3,754,660
Siauliu Bankas AB	1,217,359	808,908
		4,563,568
Malta — 0.7%
MAS P.L.C.	4,226,342	4,805,304

Morocco — 5.4%
Attijariwafa Bank	275,939	11,572,238
Banque Centrale Populaire	61,779	1,415,612
Itissalat Al-Maghrib	1,590,293	13,681,852
Label Vie.	9,691	4,316,111
Managem SA	6,396	1,317,010
Societe d’Exploitation des Ports	153,378	3,755,225
		36,058,048
Nigeria — 3.3%
Access Bank PLC	87,072,126	1,563,485
Afriland Properties PLC(a)	8,020	23
Dangote Cement PLC	11,938,113	5,054,092
FBN Holdings PLC	84,216,832	1,770,398
Guaranty Trust Holding Co. PLC	63,861,123	2,675,641
MTN Nigeria Communications PLC	11,008,838	4,033,895
Nestle Nigeria PLC	1,310,924	2,392,197
United Bank for Africa PLC	79,997,106	1,156,163
Zenith Bank PLC	69,373,073	2,936,962
		21,582,856
Oman — 3.5%
Bank Muscat SAOG	12,099,681	8,233,000
National Bank of Oman SAOG	1,476,217	1,046,636
Oman Telecommunications Co. SAOG	4,095,615	10,242,239
Omani Qatari Telecommunications Co. SAOG	3,079,361	2,799,056
Renaissance Services SAOG	867,942	847,542
		23,168,473
Pakistan — 2.4%
Engro Corp. Ltd./Pakistan.	2,647,766	2,627,241
Engro Fertilizers Ltd.	3,469,267	1,046,693
Fauji Fertilizer Co. Ltd.	3,298,230	1,168,739
Hub Power Co. Ltd. (The)	7,928,493	1,891,248
Lucky Cement Ltd.(a)	1,167,966	2,113,277
Mari Petroleum Co. Ltd.	204,308	1,103,500
MCB Bank Ltd.	997,327	402,709
Millat Tractors Ltd.	430,688	760,011
Oil & Gas Development Co. Ltd.	2,802,420	735,451
Pakistan Oilfields Ltd.	981,110	1,481,920
Pakistan Petroleum Ltd.	3,795,248	766,770
Pakistan State Oil Co. Ltd.	363,894	126,543
Systems Ltd.	708,263	1,001,058
TRG Pakistan(a)	1,226,396	402,160
United Bank Ltd./Pakistan	729,599	297,256
		15,924,576
Peru — 5.8%
Cia. de Minas Buenaventura SAA, ADR	427,071	2,908,353
Credicorp Ltd.	124,421	16,106,298
Southern Copper Corp.	292,728	19,545,449
		38,560,100
Philippines — 7.3%
Aboitiz Equity Ventures Inc.	1,197,420	1,160,269
ACEN Corp.(a)	229,927	23,983
Alliance Global Group Inc.	2,524,700	595,984
Ayala Corp.	254,270	2,986,719

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Philippines (continued)
Ayala Land Inc.	5,821,200	$2,724,441
Bank of the Philippine Islands	626,199	1,114,430
BDO Unibank Inc.	740,418	1,794,037
Bloomberry Resorts Corp.(a)	6,200,300	1,134,472
Century Pacific Food Inc.	1,203,100	500,221
Converge Information and Communications Technology Solutions Inc.(a)	3,554,000	688,413
DMCI Holdings Inc.	4,440,500	748,209
GT Capital Holdings Inc.	130,810	1,201,632
International Container Terminal Services Inc.	1,023,100	3,552,722
JG Summit Holdings Inc.	2,454,710	2,097,866
Jollibee Foods Corp.	426,600	1,789,489
LT Group Inc.	8,806,100	1,502,258
Manila Electric Co.	157,120	914,030
Megaworld Corp.	290,000	10,531
Metro Pacific Investments Corp.	14,496,000	1,122,982
Metropolitan Bank & Trust Co.	98,310	100,875
PLDT Inc.	346,485	7,392,509
Puregold Price Club Inc.	1,431,700	771,922
RL Commercial REIT Inc.	8,906,500	926,175
Robinsons Land Corp.	541,500	133,983
SM Prime Holdings Inc.	19,262,800	11,211,006
Universal Robina Corp.	592,240	1,480,595
Wilcon Depot Inc.	1,397,800	706,882
		48,386,635
Romania — 7.2%
Banca Transilvania SA	3,499,259	14,238,081
BRD-Groupe Societe Generale SA	1,097,823	2,860,158
MED Life SA(a)	549,165	2,238,051
OMV Petrom SA	140,413,571	15,033,374
One United Properties SA	4,590,905	957,591
Societatea Energetica Electrica SA	969,210	1,773,352
Societatea Nationala de Gaze Naturale ROMGAZ SA	912,457	7,977,357
Societatea Nationala Nuclearelectrica SA	130,128	1,439,767
Teraplast SA	7,019,623	834,407
		47,352,138
Sri Lanka — 0.4%
Commercial Bank of Ceylon PLC	1,570,083	306,629
Expolanka Holdings PLC	992,043	454,454
John Keells Holdings PLC	2,732,474	1,279,980
Sampath Bank PLC	2,963,328	497,069
		2,538,132
Vietnam — 31.6%
Bank for Foreign Trade of Vietnam JSC(a)	3,228,095	12,913,532
Bank for Investment and Development of Vietnam JSC(a)	850,824	1,593,122
Bao Viet Holdings	905,210	1,675,327
Dat Xanh Group JSC(a)	2,003,380	1,269,370
Development Investment Construction(a)	2,406,354	2,181,536
Digiworld Corp., NVS	751,300	1,131,573
Duc Giang Chemicals JSC	1,549,394	3,533,587
FPT Digital Retail JSC	556,000	1,506,432
Gelex Group JSC	4,147,584	2,725,558
Ha Do Group JSC(a)	799,348	1,248,297
Hoa Phat Group JSC	25,630,903	23,119,712
Hoa Sen Group(a)	1,935,690	1,268,546
IDICO Corp. JSC	1,590,050	2,832,007
Khang Dien House Trading and Investment JSC(a)	3,416,897	4,320,637
KIDO Group Corp.	1,132,072	3,085,256
Kinh Bac City Development Share Holding Corp.(a)	2,642,060	3,151,077
Masan Group Corp.	4,520,356	13,848,966
Security	Shares	Value

Vietnam (continued)
No Va Land Investment Group Corp.(a)	4,609,933	$2,650,120
PC1 Group JSC, NVS	1,061,100	1,358,532
PetroVietnam Drilling & Well Services JSC(a)	1,914,734	1,970,411
PetroVietnam Fertilizer & Chemicals JSC	1,165,200	1,583,084
PetroVietnam Gas JSC	586,500	2,315,901
PetroVietnam Power Corp.(a)	5,141,440	2,985,294
PetroVietnam Technical Services Corp.	1,967,198	2,596,850
Phat Dat Real Estate Development Corp.(a)	1,793,636	1,115,127
Saigon - Hanoi Commercial Joint Stock Bank(a)	4,445,605	2,220,650
Saigon Beer Alcohol Beverage Corp.	711,080	4,782,348
Saigon-Hanoi Securities(a)	2,632,550	1,300,384
SSI Securities Corp.	10,025,241	9,869,239
Thaiholdings JSC(a)	1,028,200	1,738,870
Thanh Thanh Cong - Bien Hoa JSC(a)	2,649,452	1,866,059
Van Phu - Invest Investment JSC	752,180	1,729,069
Viet Capital Securities JSC	2,181,870	3,210,103
Vietjet Aviation JSC(a)	1,414,790	5,873,998
Vietnam Construction and Import-Export JSC	2,144,171	1,906,690
Vietnam Dairy Products JSC	6,130,974	17,242,150
Vincom Retail JSC(a)	7,168,080	8,263,291
Vingroup JSC(a)	9,405,434	20,822,149
Vinh Hoan Corp.	907,400	2,264,171
Vinhomes JSC(c)	9,869,888	22,467,747
Vndirect Securities Corp.	7,516,940	5,591,975
		209,128,747
Total Common Stocks — 93.4%
(Cost: $623,912,401)		618,472,302

Preferred Stocks

Colombia — 1.6%
Bancolombia SA, Preference Shares, NVS	1,786,205	10,420,198
Total Preferred Stocks — 1.6%
(Cost: $12,090,641)		10,420,198
Total Long-Term Investments — 95.0%
(Cost: $636,003,042)		628,892,500

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	12,470,000	12,470,000
Total Short-Term Securities — 1.9%
(Cost: $12,470,000)		12,470,000
Total Investments — 96.9%
(Cost: $648,473,042)		641,362,500

Other Assets Less Liabilities — 3.1%		20,779,523

Net Assets — 100.0%		$662,142,023

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$38	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,470,000	(b)	—	—	—	12,470,000	12,470,000	44,949		2
					$—	$—	$12,470,000		$44,987		$2

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	717	06/16/23	$34,301	$(833,803)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	781,570	NGN	458,000,000	Citibank N.A.	10/27/23	$14,472
USD	11,480,375	NGN	6,673,541,718	JPMorgan Chase Bank N.A.	10/27/23	302,953
						317,425
						$317,425

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$182,606,256	$431,953,338	$3,912,708	$618,472,302
Preferred Stocks	10,420,198	—	—	10,420,198
Short-Term Securities
Money Market Funds	12,470,000	—	—	12,470,000
	$205,496,454	$431,953,338	$3,912,708	$641,362,500
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$317,425	$—	$317,425
Liabilities
Equity Contracts	(833,803)	—	—	(833,803)
	$(833,803)	$317,425	$—	(516,378)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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